Liquidity and Capital Resources	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Liquidity and Capital Resources [Abstract]
Liquidity and Capital Resources
Note 8 - Liquidity and Capital Resources

At June 30, 2013, we had cash of $686,347, total current assets of $877,438, total current liabilities of $7,968,941 and total stockholders' deficit of $6,736,801.  Included in current liabilities is $1,275,275 related to the value of the embedded derivatives for our senior secured convertible notes, our unsecured convertible note, and warrants issued in connection with our 2012 Equity Financing and notes.  All of our notes mature within the next six months and must either be refinanced or otherwise retired.  We do not have the liquidity to do so nor do we have the ability to raise additional equity to retire the notes.

Cash used in operations during the six months ended June 30, 2013 was $1,052,472 compared to cash used in operations for the six months June 30, 2012 of $1,773,339. Although the net cash used in operations decreased it was primarily due to a decrease in accounts receivable of $763,461 and a decrease in accounts payable of $246,738.  The negative cash flow was sustained by cash reserves from the issuance of our senior secured convertible notes and the sales of our accounts receivable to a related party, which has been treated as debt in our financial statements.  We expect to continue to experience negative operating cash flow until we consummate the merger with AllDigital or until we secure additional customers that replace the revenue no longer realized from our former largest customer.

We initiated discussions with various of our accounts payable vendors to settle some of our accounts payable for less than face value in exchange for a payment in cash and/or issuance of common stock.  During the three months ended June 30, 2013 we entered into agreements to discount our payables by approximately $962,630 through the payment of cash and/or issuance of stock and return of equipment to a vendor.  We paid cash of $66,646, issued 2,240,852 shares of our common stock valued at $153,860 from which we recognized a $414,484 gain from the reduction of these company obligations. At June 30, 2013 our accounts payable included $76,409 which we owed to vendors as part of these settlements. Additionally, we returned equipment to a vendor for which we had been invoiced $327,640.

In April 2013 we entered into an accounts receivable purchase agreement with one of our directors under the terms of which he agreed to purchase $750,000 of our accounts receivable generated over the next succeeding three months.

The current recession and market conditions have had substantial impacts on the global and national economies and financial markets.  These factors, together with soft credit markets, have slowed business growth and generally made potential funding sources more difficult to access.  We continue to be affected by prevailing economic and market conditions, which present considerable risks and challenges to it.

Because we have not been successful in deploying our CodecSys technology with customers sufficient to achieve a breakeven and are finding it difficult to raise additional investment capital, we determined that we should seek an alternative to continuing to commercialize CodecSys by ourselves.  Accordingly we sought a merger partner that has compatible video broadcasting products and services, with which we could integrate our CodecSys encoding system.  In January 2013 we entered into a Merger Agreement with AllDigital, Inc., a Nevada corporation.  The merger is subject among other things to normal due diligence, approval of the shareholders of both companies, and the filing and effectiveness of a registration statement.  The registration statement requires year-end financial statements be included with the proxy statements furnished to the shareholders and will not be effective until at least the third quarter of 2013.  On February 8, 2013, AllDigital notified us that we were in breach of certain covenants regarding unencumbered ownership or potential claims against our technology, which gave us 30 days to cure the alleged defects before the merger agreement could be terminated.  On March 8, 2013 AllDigital notified us that sufficient progress had been made that the cure period was extended to April 8, 2013 and later to May 8, 2013 for the remainder of the alleged defects to be cured or waived.  On April 10, 2013, the parties entered into an amendment to the Merger Agreement which provides that either party may (i) terminate the Merger Agreement upon 3 days notice, with or without cause, without liability, (ii) eliminates the cure period date requirement and (iii) that the "No Shop" provision preventing us from contacting other potential purchasers or merger partners was removed.  On June 30, 2013, we entered into a second amendment to the Merger Agreement which (i) increases the percentage of our outstanding common stock AllDigital's shareholders would receive in the merger from 54% to 58%, (i) modifies a number of the closing conditions of the merger, including the working capital and net cash flow require, (iii) adds a new closing condition that we have post-merger financing commitments in place for the purchase of no less than $1.5 million, nor more than $3.5 million, of our common stock, (iv) extends the "end date" (a date upon which either party may terminate the Merger Agreement if the merger has not been consummated) from July 31, 2013 to October 31, 2013, (v) eliminates one of our existing directors from the post-closing board of directors such that the post-closing directors are expected to be Donald A. Harris, Paul Summers, David Williams and up to two additional directors mutually approved by us and AllDigital prior to the closing of the merger and (vi) changes the reverse stock split ratio from a 10 to 1 reverse stock split to a 15 to 1 reverse stock split.  On July 9, 2013, we filed a Registration Statement on Form S-4 (File No. 333-189869) with the SEC in connection with the anticipated merger.

To fund operations, we engaged our investment banker to raise funds through the issuance of convertible promissory notes.  We anticipate issuing promissory notes with a principal amount of up to $5,000,000 ("2012 Convertible Debt Offering") due and payable on or before July 13, 2013.  As of June 30, 2013, we had issued notes with an aggregate principal value of $3,475,000 as explained below.  The notes bear interest at 12% per annum and may be convertible to common stock at a $0.25 per share conversion price.  We also granted holders of the notes warrants with a five year life to acquire up to 200,000 shares of our common stock for each $100,000 of principal amount of the convertible notes.  The notes are secured by all of our assets.  On July 13, 2012, we entered into a note and warrant purchase and security agreement with individual investors and broke escrow on the initial funding under the 2012 Convertible Debt Offering, the principal amount of which was $1,900,000, which included the conversion of $900,000 of previously issued short term debt (See Bridge Loan described below) to the 2012 Convertible Debt Offering, which extinguished the Bridge Loan.  We realized $923,175 of cash in the initial closing, issued warrants to acquire 3,800,000 shares of our common stock and paid $76,825 in investment banking fees and costs of the offering.  We have continued sales of convertible debt under the 2012 Convertible Debt Offering and as of March 31, 2013 have issued additional short term debt with a principal amount of $1,575,000, from which we realized cash of $1,526,624 after payment of investment banking fees of $48,376.  We have, however, paid no investment banking fees on sales of our 2012 Convertible Debt Offering since August 2012 and do not anticipate paying additional investment banking fees for the 2012 Convertible Debt Offering. We have issued warrants to acquire a total of 6,950,000 shares of our common stock pursuant to the 2012 Convertible Debt Offering.  On August 6, 2013, we and the requisite parties executed an amendment of the notes issued pursuant to the 2012 Convertible Debt Offering whereby, effective as of July 13, 2013, the maturity date of the notes was extended to October 31, 2013.

Our monthly operating expenses, since our expense reductions including that for CodecSys technology research and development expenses, no longer exceeds our monthly net sales.  However, at the end of May when our largest contract expires our revenues will be significantly reduced to the point where if we do not locate new customers our ability to continue without additional adjustments and expense reductions will be negatively impacted.             The foregoing estimates, expectations and forward-looking statements are subject to change as we make strategic operating decisions from time to time and as our expenses and sales fluctuate from period to period.

The amount of our operating deficit could decrease or increase significantly depending on strategic and other operating decisions, thereby affecting our need for additional capital. We expect that our operating expenses will continue to outpace our net sales until we are able to generate additional revenue.  Our business model contemplates that sources of additional revenue include (i) sales from private communication network services, (ii) sales resulting from new customer contracts, and (iii) sales, licensing fees and/or royalties related to commercial applications of CodecSys technology, and (iv) operational efficiencies to be obtained through the merger will AllDigital.

Our long-term liquidity is dependent upon execution of our business model and the realization of additional revenue and working capital as described above, and upon capital needed for continued commercialization and development of the CodecSys technology.  Commercialization and future applications of the CodecSys technology are expected to require additional capital for the foreseeable future.  The amount required will be determined based on specific opportunities and available funding.

To date, we have met our working capital needs primarily through funds received from sales of common stock and from convertible debt financings.  Until our operations become profitable, we will continue to rely on proceeds received from external funding.  We expect additional investment capital may come from (i) the exercise of outstanding warrants to purchase capital stock currently held by existing warrant holders; (ii) additional private placements of common stock with existing and new investors; and (iii) the private placement of other securities with institutional investors similar to those institutions that have provided funding in the past.

Note 15 - Liquidity

Broadcast experienced negative cash flow used in operations during the year of $3,362,785 compared to negative cash flow used in operations for the year ended December 31, 2011 of $5,164,437. Our current monthly excess of cash expenses over income is approximately $300,000 per month. During  2012 the decreased in negative cash flow was realized primarily through a reduction in the number of employees by approximately 40%, with more reductions scheduled, as well as additional  expense reduction actions including reducing sales and general and administrative expenses.  In addition, we have commenced an initiative designed to satisfy accounts payable through the issuance of common stock, which will further decrease our need for cash.  We have to date received verbal and/or written commitments to accept partial payments and/or stock in full satisfaction of at least $600,000 of current payables and indebtedness.

The negative cash flow was met by cash reserves from the completion of the 2012 Equity Financing and the issuance of the 2012 Convertible Debt in the total amount of $3,050,000, which included $900,000 of Bridge Loan indebtedness that was converted to the 2012 Convertible Debt. In addition, we received $400,000 in January, 2013. We have commitments from current debt holders to fund up to an additional $1.550 million of our 2012 Convertible debt to offset future negative cash flow.  We expect to continue to experience negative operating cash flow as long as we continue our current expenditures related primarily to bringing CodecSys products to market, continue our development of CodecSys or until we begin to receive licensing revenue from sales of CodecSys proprietary software or increase sales in our network division by adding new customers.  We are actively pursuing potential customers to replace lost revenues when the BofA contract expires.